NET TRADING INCOME (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Trading Income [Line Items]
Net trading income	$ 761,911	$ 582,709	$ 561,362
Derivatives
Disclosure Of Net Trading Income [Line Items]
Net trading income	142,075	427,208	164,920
Net income (loss) on financial derivatives	19,932	247,880	(75,224)
Other trading income	122,143	179,328	240,144
Trading securities
Disclosure Of Net Trading Income [Line Items]
Fixed income securities	270,310	98,024	218,994
Equities	349,526	57,477	177,448
Net trading income	$ 619,836	$ 155,501	$ 396,442